Reclassification out of Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 28, 2012		Dec. 30, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains and other income	$ 11	[1]	$ 42	[1]	$ (7)	[1]
Interest expense	(120)	[1]	(137)	[1]	(164)	[1]
Income before income taxes	897		849		356
Provision for income taxes	(271)		(278)		(158)
Net income	626		571		198
Other Derivative Instrument Adjustments | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Base management and franchise fees	3
Interest expense	(5)
Income before income taxes	(2)
Provision for income taxes	2
Net income	0
Unrealized Gains (Losses) on Available-For-Sale Securities | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains and other income	10
Income before income taxes	10
Provision for income taxes	(4)
Net income	$ 6

[1]	See Footnote No. 18, "Related Party Transactions," to our Consolidated Financial Statements for disclosure of related party amounts.